Warrant Liabilities (Details) - Schedule of Fair Value of the Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value of the Warrant Liabilities [Abstract]
Expected volatility	130.14%
Dividend yield
Expected term (years)	4.24
Annual risk-free interest rate	3.918%